Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000,000	20,000,000,000
Common stock, shares issued	115,191,608	90,904,606
Common stock, shares outstanding	115,191,608	90,904,606
Treasury stock, common shares	500	500
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100	100
Preferred stock, shares issued	100	100
Preferred stock, shares outstanding	100	100
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	88,235	88,235
Preferred stock, shares outstanding	88,235	88,235